Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Collateralized transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 1,278	¥ 1,617
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	3,918	2,083
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,751	1,679
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 137	¥ 143